PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of personnel expenses
	R$ thousands
	Year ended December 31
	2023	2022	2021
Salaries	(10,319,187)	(9,699,551)	(10,080,147)
Benefits	(5,270,848)	(5,004,251)	(4,600,686)
Social security charges	(3,738,015)	(3,494,005)	(3,399,639)
Employee profit sharing	(1,384,381)	(1,579,908)	(1,843,861)
Training	(102,027)	(111,337)	(89,359)
Total	(20,814,458)	(19,889,052)	(20,013,692)